Commitments, Contingencies and Guarantees - Narrative (Details) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 08, 2025 Barrels	Nov. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) dig	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025	Jan. 31, 2025 mi excavation	Oct. 01, 2024 USD ($)	Oct. 01, 2024 CAD ($)
Long-Term Purchase Commitment [Line Items]
Purchase commitment				$ 26,000,000	$ 49,000,000
Capital expenditure commitment			$ 125,000,000	16,000,000	125,000,000
Gross liabilities				127,000,000			$ 226,000,000
Net of indemnification charges							189,000,000
Additional liabilities not subject to indemnification term				33,000,000
Maximum indemnity liability				22,000,000			22,000,000
Maximum liability for existing variable toll disputes										$ 22,000,000	$ 30
FERC variable toll disputes				43,000,000
Other Income				(20,000,000)	0
Gross payments		$ 99,000,000
Offsetting receivable from former parent				91,000,000
Withdrawal of variable toll disputes			51,000,000		51,000,000		$ 0
Reduction in revenue				10,000,000
Interest income				40,000,000	41,000,000
Accounts receivable			16,000,000		16,000,000
Keystone XL contractual recoveries			$ 48,000,000	$ 0	$ 48,000,000
Minimum liability			86.00%		86.00%
EnvironmentalLossContingencyStatementOfFinancialPositionExtensibleEnumerationNotDisclosedFlag			true	true	true	true
Off-balance sheet potential exposure to guarantees						$ 56
Pipeline equity investments
Long-Term Purchase Commitment [Line Items]
Off-balance sheet potential exposure to guarantees			$ 39,000,000	$ 41,000,000	$ 39,000,000	$ 56
Original guarantees carrying value			0	0	0
Environmental Incident
Long-Term Purchase Commitment [Line Items]
Number of miles of remedial inspections | mi									2,145
Number of investigative excavations | excavation									68
Reduction of pressure restriction (as a percentage)								72.00%
Provision for loss contingency			30,000,000
Receivable from loss contingency			26,000,000		26,000,000
Keystone Pipeline System | Milepost 171 Incident
Long-Term Purchase Commitment [Line Items]
Number of oil barrels released | Barrels	3,500
Costs incurred				53,000,000
Insurance policy proceeds				$ 42,000,000
Number of integrity digs | dig				51
Keystone Pipeline System | Milepost 14 Incident
Long-Term Purchase Commitment [Line Items]
Environmental remediation expense incurred				$ 2,000,000	68,000,000
Estimated costs adjusted			18,000,000	1,000,000	18,000,000
Insurance proceeds received				0	89,000,000
Expected insurance recoveries			31,000,000	10,000,000	31,000,000
Keystone Pipeline System | Milepost 14 Incident | Accounts payable
Long-Term Purchase Commitment [Line Items]
Amount accrued related to operating facilities for the estimated expenses to remediate the sites			4,000,000	3,000,000	4,000,000
Keystone Pipeline System | Milepost 14 Incident | Other long-term liabilities
Long-Term Purchase Commitment [Line Items]
Amount accrued related to operating facilities for the estimated expenses to remediate the sites			10,000,000	7,000,000	10,000,000
Former Parent
Long-Term Purchase Commitment [Line Items]
Interest income				15,000,000
Net, Spinoff | TC Energy
Long-Term Purchase Commitment [Line Items]
Withdrawal of variable toll disputes				(5,000,000)
CER variable toll disputes			16,000,000	45,000,000	16,000,000
Indemnification charge				5,000,000
Keystone XL contractual recoveries			$ 8,000,000	$ 0	$ 8,000,000